INCOME TAXES - Summary of changes in valuation allowance (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
Income Tax Disclosure [Abstract]
Balance at beginning of the year	¥ (4,102)
Additions	(68,755)
Reversals	2,924
Disposal of subsidiaries	1,001
Balance at end of the year	¥ (68,932)